CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY - USD ($) $ in Thousands	Total	Preferred Stock Preferred Stock Series B	Preferred Stock Preferred Stock Series C	Common Stock	Additional Paid-in Capital	Other Comprehensive Income / (Loss)	Retained Earnings/ (Accumulated Deficit)
Balance of shares at Dec. 31, 2016		2,600,000	0	84,696,017
Balance at Dec. 31, 2016	$ 1,056,589	$ 26	$ 0	$ 847	$ 985,171	$ 185	$ 70,360
Net income/(loss)	(511,714)						(511,714)
Issuance of new shares, shares (Note 8)				20,125,000
Issuance of new shares, value (Note 8)	77,311			$ 201	77,110
Issuance of restricted stock and compensation cost, shares (Note 8(f))				1,310,000
Issuance of restricted stock and compensation cost, value (Note 8(f))	8,232			$ 13	8,219
Dividends on series B preferred stock (Note 8(b))	(5,769)						(5,769)
Other comprehensive income/(loss)	109					109
Balance of shares at Dec. 31, 2017		2,600,000	0	106,131,017
Balance at Dec. 31, 2017	624,758	$ 26	$ 0	$ 1,061	1,070,500	294	(447,123)
Net income/(loss)	16,580						16,580
Stock repurchased and retired, shares (Note 8(e))				(4,166,666)
Stock repurchased and retired, value (Note 8(e))	(15,157)			$ (41)	(15,116)
Issuance of restricted stock and compensation cost, shares (Note 8(f))				1,800,000
Issuance of restricted stock and compensation cost, value (Note 8(f))	7,279			$ 18	7,261
Dividends on series B preferred stock (Note 8(b))	(5,769)						(5,769)
Other comprehensive income/(loss)	(7)					(7)
Balance of shares at Dec. 31, 2018		2,600,000	0	103,764,351
Balance at Dec. 31, 2018	627,684	$ 26	$ 0	$ 1,038	1,062,645	287	(436,312)
Net income/(loss)	(10,535)						(10,535)
Issuance of new shares, shares (Note 8)			10,675
Issuance of new shares, value (Note 8)	960				960
Stock repurchased and retired, shares (Note 8(e))				(14,571,012)
Stock repurchased and retired, value (Note 8(e))	(49,679)			$ (146)	(49,533)
Issuance of restricted stock and compensation cost, shares (Note 8(f))				2,000,000
Issuance of restricted stock and compensation cost, value (Note 8(f))	7,581			$ 20	7,561
Dividends on series B preferred stock (Note 8(b))	(5,769)						(5,769)
Other comprehensive income/(loss)	(178)					(178)
Balance of shares at Dec. 31, 2019		2,600,000	10,675	91,193,339
Balance at Dec. 31, 2019	$ 570,064	$ 26	$ 0	$ 912	$ 1,021,633	$ 109	$ (452,616)